Fair Value of Financial Instruments Measured on A Recurring Basis	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS
14.	FAIR VALUE OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS
In December 2023, the Company entered into certain agreements in connection with the SPAC merger transaction (“SPAC Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC transaction whereby the Company will deliver a variable number of common stock shares if the de-SPAC transaction does not close and will pay a cash bonus to the counterparty if the de-SPAC transaction does close. These financial obligations are accounted for as derivative liabilities under ASC 815 and are presented within other current liabilities in the Consolidated Balance Sheets. Changes in the fair value of the liability are recorded in the statement of operations each period.
The Company established the initial fair value of the SPAC Sponsor Loan liabilities at
$546,750
on December 6, 2023, the effective date of the underlying agreements. The liabilities were classified as Level 3 at the initial measurement date due to the use of significant unobservable inputs. The fair value was determined based on the fixed value of the respective payouts and the likelihood of each payout occurring. The change in fair value from inception to December 31, 2023, was not material.